Investment Income (Tables)	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Disclosure of Investment income

	SA rand
Figures in million	2019	2018	2017

Interest income from financial assets at amortised cost	244	272	264
Net gain on financial instruments[1]	64	71	4

Total investment income	308	343	268
[1] Primarily relates to the environmental trust funds and the social trust fund (refer to note 16) and also includes the fair value movement of the ARM BBEE Trust loan (refer to note 17).